Inventories (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of Inventories [Abstract]
Schedule of Current Inventories

	2022	2021
Raw materials	121,306	101,270
Finished goods (Note 5)	152,716	138,254
	274,022	239,524